Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 19, 2017
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001413032
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 02, 2018
Prospectus Date	rr_ProspectusDate	Jan. 02, 2018